Stockholers' Equity	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Stockholders Equity

The Company’s primary means of generating operating capital and completing acquisitions has been through the use of issuing common stock.

Fiscal 2018 Stock Transactions

During the first nine months of fiscal 2018, $1,188,897 of vesting related to restricted stock grants was recorded as stock payable. This includes seven new grants to employees during the first nine months of fiscal 2018.

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation B.V. (CityInformation). CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in October 2017.

On July 1, 2017, the Company closed on an agreement and plan of share exchange for the acquisition of Comencia, Inc., a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000.

During the first nine months of fiscal 2018, the Company issued 8,039,382 shares of stock related to stock payable as of February 28, 2017.

During the first nine months of fiscal 2018, the Company sold 3,351,250 shares of its common stock for $554,500. 745,000 shares have been issued. The remaining shares have not been issued and are recorded as stock payable of $352,500 as of November 30, 2017.

Fiscal 2017 Stock Transactions

During fiscal 2017, the Company issued 6,999,707 shares of stock to various investors and accrued $800,500 of stock payable for cash of $2,377,950.

Included in the above, are an aggregate of 435,000 shares which were sold to the Company’s chairman and a related party investor at terms below the market price and share prices available other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing.

During fiscal 2017, the Company issued 775,000 shares and recorded a stock payable of $845,600 to directors and consultants for services provided to the Company. The value of the shares issued was $1,217,600 based on the fair market value of the common stock on the date of grant.

During fiscal 2017, the Company entered into agreements to purchase domain name rights with three individuals. In exchange for the domain name rights, the Company issued 369,750 common shares and paid $46,500 in cash. The total fair value of the shares was $154,740 based on the respective domain name purchase agreements date and the closing market price on that date.

On September 14, 2016, the Company closed on a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a company based in Vancouver, British Columbia. Pursuant to the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for an aggregate of $1,480,000, of which 3,000,000 shares of stock were paid at the closing and $400,000 was a secured convertible note payable to Rezserve’s founder Clint Skidmore. The stock had a value of $1,080,000 at the closing date. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016. The Company imputed interest expense of $19,040 related to the convertible note payable – related party as an increase in additional paid in capital during fiscal 2017. In addition, the Company recorded $1,868 of foreign currency translation loss during fiscal 2017 which was reflected as accumulated other comprehensive loss. See Note 14 for additional information on this acquisition.

On December 1, 2016, the Company acquired all of the assets of Appointment.com. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares. The value of the stock of $731,250 is included as a stock payable as of February 28, 2017. See Note 14 for additional information on this acquisition.

On May 18, 2016, the Company granted 8,292,309 common shares to Robert W. Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. During fiscal year 2017, $812,912 was expensed related to these shares.

During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All employment agreements were for a period of approximately 24 months, however, in one case there is no end date but can be terminated by either party. Included in the employment agreements were common stock grants of 250,000 to 1,000,000 shares which vest over a period of 12 to 48 months. A total of 2,220,000 shares were granted for the four employment agreements. During fiscal 2017, $154,921 was expensed related to these agreements.

During fiscal 2017, the Company granted 495,000 shares of stock to four advisors and employees. The shares vest over a period of 24 months. The shares were valued based on the grant date. During fiscal year 2017, $44,508 was expensed related to these shares.

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The stock had a value of $60,000 at the closing date and was transferred on that date from common stock held in escrow to additional paid-in capital for that amount. See Note 13 for more information.

Stock Warrants

The Company has regularly used warrants as a tool to attract and compensate advisors and directors of the board rather than to use cash. The Company feels this is an appropriate way to conserve cash and to incentivize its board of directors, advisors and consultants.

As of November 30, 2017, the Company had 8,660,000 warrants outstanding with an average exercise price of $0.14. The warrants expire between one and ten years from the date of issuance and have a weighted average remaining exercise period as of November 30, 2017 of 5.90 years.

In July 2017, the Company issued 4,000,000 warrants to four individuals, including the Chairman of the Company and another board member, to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.15. All warrants vested immediately at the date of issuance and are exercisable through 2027. The total estimated value using the Black-Scholes Model, based on a volatility rates of 202.10% to 205.35% and a call option values of $0.2040 to $0.2690, was $880,918.

During fiscal 2017, the Company issued an aggregate of 150,000 warrants to 3 consultants to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.30. All warrants vested immediately at the date of issuance and are exercisable through 2026. The total estimated value using the Black-Scholes Model, based on a volatility rate of 180% and a call option value of $0.0797, was $11,948.

During fiscal 2016, the Company issued an aggregate of 4,510,000 warrants to 3 board members and 3 consultants to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.30. All warrants vested immediately and are exercisable through 2025. The total estimated value using the Black-Scholes Model, based on a volatility rate between 121% and 125% and a call option value between $0.13 and $0.285 was $440,470. In addition, Stockholders purchasing stock during the fourth quarter of fiscal 2016 were granted a one warrant for each share of stock purchased. The $0.15 warrants vested immediately and expired January 1, 2017.

The Company utilized the following key assumptions in computing the fair value of the warrant grants using the Black-Scholes pricing model for fiscal year 2017:

	Fiscal 2018	Fiscal 2017
Weighted-average volatility	203%	180%
Expected dividends	None	None
Expected term (in years)	10.00	10.00
Weighted-average risk-free interest rate	1.16%	2.19%
Weighted-average fair value of warrants granted	$0.11	$0.08

The following table summarizes information about the Company’s stock warrant activity during the first nine months of fiscal 2018 and fiscal year 2017:

Number of Warrants
Outstanding - February 29, 2016	4,510,000
Granted	150,000
Canceled or expired	-
Outstanding - February 28, 2017	4,660,000
Granted	4,000,000
Cancelled or expired	-
Outstanding – November 30, 2017	8,660,000
Exercisable at November 30, 2017	8,660,000

The following table summarizes information about stock warrants outstanding as of November 30, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	3,550,000	9.50	$0.09	3,550,000	$0.09
$0.15	3,460,000	4.58	$0.14	3,460,000	$0.14
$0.25	300,000	8.83	$0.24	300,000	$0.24
$0.25	850,000	8.92	$0.24	850,000	$0.24
$0.30	500,000	9.25	$0.28	500,000	$0.28
$0.10 - $0.30	8,660,000	5.65	$0.14	8,660,000	$0.14

The Company recorded stock-based compensation expense of $0 and $11,948 for all outstanding stock warrants for the first six months of fiscal years 2018 and 2017, respectively. This expense is included in stock-based compensation expense.

The Company’s primary means of generating operating capital and completing acquisitions has been through the use of issuing common stock.

Fiscal 2017 Stock Transactions

During fiscal 2017, the Company issued 6,999,707 shares of stock to various investors and accrued $800,500 of stock payable for cash of $2,377,950.

Included in the above, are an aggregate of 435,000 shares which were sold to the Company’s chairman and a related party investor at terms below the market price and share prices available other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing.

During fiscal 2017, the Company issued 775,000 shares and recorded a stock payable of $845,600 to directors and consultants for services provided to the Company. The value of the shares issued was $1,217,600 based on the fair market value of the common stock on the date of grant.

During fiscal 2017, the Company entered into agreements to purchase domain name rights with three individuals. In exchange for the domain name rights, the Company issued 369,750 common shares and paid $46,500 in cash. The total fair value of the shares was $154,740 based on the respective domain name purchase agreements date and the closing market price on that date.

On September 14, 2016, the Company closed on a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a company based in Vancouver, British Columbia. Pursuant to the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for an aggregate of $1,480,000, of which 3,000,000 shares of stock were paid at the closing and $400,000 was a secured convertible note payable to Rezserve’s founder Clint Skidmore. The stock had a value of $1,080,000 at the closing date. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016. The Company imputed interest expense of $19,040 related to the convertible note payable - related party as an increase in additional paid in capital during fiscal 2017. In addition, the Company recorded $1,868 of foreign currency translation loss during fiscal 2017 which was reflected as accumulated other comprehensive loss. See Note 13 for additional information on this acquisition.

On December 1, 2016, the Company acquired all of the assets of Appointment.com. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares. The value of the stock of $731,250 is included as a stock payable as of February 28, 2017. See Note 13 for additional information on this acquisition.

On May 18, 2016, the Company granted 8,292,309 common shares to Robert W. Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. During fiscal year 2017, $812,912 was expensed related to these shares.

During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All employment agreements were for a period of approximately 12 months, however in one case there is no end date but can be terminated by either party. Included in the employment agreements were common stock grants of 250,000 to 1,000,000 shares which vest over a period of 12 to 48 months. A total of 2,220,000 shares were granted for the four employment agreements. During fiscal 2017, $154,921 was expensed related to these agreements.

During fiscal 2017, the Company granted 495,000 shares of stock to four advisors and employees. The shares vest over a period of 24 months. The shares were valued based on the grant date. During fiscal year 2017, $44,508 was expensed related to these shares.

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The stock had a value of $60,000 at the closing date and was transferred on that date from common stock held in escrow to additional paid-in capital for that amount. See Note 13 for more information.

Fiscal 2016 Stock Transactions

During fiscal 2016, the Company entered into stock purchase agreements and issued 4,927,000 restricted common shares at $0.10 per share, for total cash proceeds of $895,250. The restricted common shares were valued based at the cash sales price of $0.10. Each of these shares included 1 year warrants with an exercise price of $0.15. The fair market value of the warrants issued during fiscal 2016 was $152,628. The relative fair market value of the shares and warrants to the cash received were $179,906 and $98,594, respectively.

On January 1, 2016, 750,000 common shares were issued into escrow at par value of $7,500 in preparation by the Company for an acquisition of Cloud.Market which was completed in fiscal 2017.

On February 10, 2016, the Company issued 3,312,811 shares of common stock to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2015. The shares were valued based on the employment agreement date using the Black-Scholes model. During fiscal 2017 and fiscal 2016, the Company expensed $214,518 and $779,325, respectively, related to this issuance.

Also on February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of common stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively. As the aggregate value of the shares and warrants were equal to the conversion amount of accrued salary, no gain or loss was recorded as a result of this transaction.

During fiscal 2016, 41,000 common shares were issued for stock payables from fiscal 2015 which amounted to $11,500.

Stock Warrants

The Company has regularly used warrants as a tool to attract and compensate advisors and directors of the board rather than to use cash. The Company feels this is an appropriate way to conserve cash and to incentivize its board of directors, advisors and consultants.

As of February 28, 2017, the Company had 4,660,000 warrants outstanding with an average exercise price of $0.14. The warrants expire between one and ten years from the date of issuance and have a weighted average remaining exercise period as of February 28, 2017 of 4.15 years.

During fiscal 2017, the Company issued an aggregate of 150,000 warrants to 3 consultants to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.30. All warrants vested immediately at the date of issuance and are exercisable through 2026. The total estimated value using the Black-Scholes Model, based on a volatility rate of 180% and a call option value of $0.0797, was $11,948.

During fiscal 2016, the Company issued an aggregate of 4,510,000 warrants to 3 board members and 3 consultants to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.30. All warrants vested immediately and are exercisable through 2025. The total estimated value using the Black-Scholes Model, based on a volatility rate between 121% and 125% and a call option value between $0.13 and $0.285 was $440,470. In addition, Stockholders purchasing stock during the fourth quarter of fiscal 2016 were granted a one warrant for each share of stock purchased. The $0.15 warrants vested immediately and expired January 1, 2017.

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	April 3,	May 5,	September 10,	December 4,	February 28,
	2015	2015	2015	2015	2016
Weighted-average volatility	122%	125%	121%	122%	126%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	10.00	10.00	1.00
Weighted-average risk-free interest rate	1.92%	2.19%	2.23%	1.92%	0.66%
Weighted-average fair value of warrants granted	$0.14	$0.21	$0.29	$0.14	$0.15

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2017 and 2016:

Number of Warrants
Outstanding - February 28, 2015	700,000
Granted	4,510,000
Canceled or expired	(700,000)
Outstanding - February 29, 2016	4,510,000
Granted	150,000
Canceled or expired	-
Outstanding - February 28, 2017	4,660,000
Exercisable at February 28, 2017	4,660,000

The following table summarizes information about stock warrants outstanding as of February 28, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	550,000	9.75	$0.13	550,000	$0.13
$0.15	2,460,000	0.83	$0.07	2,460,000	$0.07
$0.25	300,000	9.08	$0.24	300,000	$0.24
$0.25	850,000	9.17	$0.24	850,000	$0.24
$0.30	500,000	9.50	$0.28	500,000	$0.28
$0.10 - $0.30	4,660,000	4.70	$0.14	4,660,000	$0.14

The Company recorded stock-based compensation expense of $11,948 and $388,532 for all outstanding stock warrants for fiscal years 2017 and 2016, respectively. This expense is included in stock-based compensation expense.